Virtus Multi-Asset Trend Fund
Virtus Multi-Asset Trend Fund

Virtus Allocator Premium AlphaSector® Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 11, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015

Important Notice to Investors

Effective May 11, 2015, each of the above-named funds’ current limited services subadviser, F-Squared Alternative Investments, LLC or F-Squared Institutional Advisors, LLC, as applicable, is removed as limited services subadviser. Accordingly, effective May 11, 2015, all references to F-Squared Alternative Investments, LLC and F-Squared Institutional Advisors, LLC (collectively, “F-Squared”), and to Alexey Panchekha as portfolio manager, are hereby removed from the funds’ prospectuses.

Virtus Investment Advisers, Inc., the funds’ investment adviser, and Euclid Advisors LLC, the funds’ subadviser, will continue to serve in their respective capacities.

Additionally, effective May 11, 2015, each fund’s name has changed as shown in the table below and all references to each of the funds throughout the prospectuses are hereby amended:

Prior Fund Name	New Fund Name
Virtus Allocator Premium AlphaSector Fund	Virtus Multi-Asset Trend Fund

Also, all references to the “AlphaSector Funds” are hereby revised to reference the “Trend Funds.”

Additional disclosure changes resulting from the removal of the limited services subadviser are described below and are also effective May 11, 2015.

Virtus Multi-Asset Trend Fund (formerly Virtus Allocator Premium AlphaSector Fund)

The disclosure under “Principal Investment Strategies” in the summary prospectus, in the summary section of the statutory prospectus and the first three paragraphs on page 145 of the statutory prospectus is hereby replaced with the following:

The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index, international equities, fixed income, alternatives, and/or cash equivalents (high-quality short-term securities).  Allocations to each asset class are based on quantitative models.

The fund has the flexibility to invest in any combination of the sub-sectors, international equities, fixed income, alternatives, and high-quality short-term securities.  A relative strength momentum model is utilized to rank each sub-sector, international equity component, fixed income component, and alternative asset component.  The fund will allocate to those components that the model determines are more likely to outperform the broad market.  A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall equity market.  When the equity market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those equity sub-sectors and international equities of the market that are not exhibiting absolute positive momentum.  The fund may invest in a basket of securities or ETFs to represent its positions.

The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance.  The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following:

➢	Fund of Funds Risk. The risk that the underlying funds in which the fund invests will expose the fund to negative performance and additional expenses associated with investment in such funds, and increased volatility.
➢	Equity Real Estate Investment Trust (REIT) Securities Risk. The risk that, in addition to the risks associated with investing in the real estate industry, the value of the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of a REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

Additionally, the disclosure entitled “Model Portfolio Risk” is hereby renamed “Quantitative Model Risk.”

The “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to reflect a reduction in the management fee and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Virtus Multi-Asset Trend Fund		Class A	Class C		Class I
Management Fees	[1]	1.00%	1.00%		1.00%
Distribution and Servicing (12b-1) Fees		0.25%	1.00%	[2]	none
Other Expenses		0.27%	0.27%		0.27%
Acquired Fund Fees and Expenses		0.26%	0.26%		0.26%
Total Annual Fund Operating Expenses	[3]	1.78%	2.53%		1.53%
Less Fee Waiver			(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.78%	2.51%		1.53%
[1]	Restated to reflect current management fee.
[2]	The fund's distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund's investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.